Risk management (Details 8) $ in Millions	Dec. 31, 2018 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	$ 59,906,999
Trade and other payables	8,976,312
Total	68,883,311
Up to 1 year
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	3,570,843
Trade and other payables	8,945,790
Total	12,516,633
1-5 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	16,093,120
Trade and other payables	30,522
Total	16,123,642
5-10 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	20,942,328
Trade and other payables	0
Total	20,942,328
> 10 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	19,300,708
Trade and other payables	0
Total	$ 19,300,708